Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2008
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 7-15-08





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
56
Form 13F Information Table Value Total:
$353,461
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308  10,329    818,500      SH          DEFINED             818,500
American Natl Bankshare Com        027745108   1,416     77,572      SH          DEFINED              77,572
Assurant                Com        04621X108  15,249    231,190      SH          DEFINED             231,190
Atlas America           Com        049167109     775     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106     642     60,000      SH          SOLE                 60,000
Baker Michael Corp      Com        057149106  14,539    664,480      SH          DEFINED             664,480
Berkley, WR             Com        084423102   8,716    360,742      SH          DEFINED             360,742
Brush Engineered        Com        117421107   3,889    159,275      SH          DEFINED             159,275
CKX Inc.                Com        12562M106   2,507    286,550      SH          DEFINED             286,550
Cal Dive Int'l Inc      Com        12802T101   5,203    364,095      SH          DEFINED             364,095
Cardinal Financial      Com        14149F109   3,614    577,275      SH          DEFINED             577,275
ConocoPhillips          Com        20825C104   2,786     29,515      SH          DEFINED              29,515
EOG Res Inc.            Com        26875P101   8,971     68,380      SH          DEFINED              68,380
Emcor Group             Com        29084Q100  17,142    600,847      SH          DEFINED             600,847
Emerson Elec Co.        Com        291011104   3,280     66,330      SH          DEFINED              66,330
Energen Corp.           Com        29265N108  12,816    164,240      SH          DEFINED             164,240
FTI Consulting          Com        302941109  28,448    415,536      SH          DEFINED             415,536
First Mariner Banc      Com        320795107     589    189,966      SH          DEFINED             189,966
First Potomac           Com        33610F109     197     12,950      SH          DEFINED              12,950
Griffon Corp.           Com        398433102     248     28,350      SH          DEFINED              28,350
John Hancock Bk      SHBENINT      409735107     268     58,780      SH          SOLE                 58,780
Hercules                Com        427056106   4,027    237,875      SH          DEFINED             237,875
Middleburg Financial    Com        596094102     480     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   6,386    414,399      SH          DEFINED             414,399
Oceanfirst Fin          Com        675234108     256     14,174      SH          DEFINED              14,174
PartnerRe Holdings      Com        G6852T105   6,501     94,033      SH          DEFINED              94,033
PPL Corporation         Com        69351T106  13,199    252,525      SH          DEFINED             252,525
Patriot Ntl Bancorp     Com        70336F104     458     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     700     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101  12,006  1,126,285      SH          DEFINED           1,126,285
Provident Bankshares    Com        743859100     167     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402  10,866    950,699      SH          DEFINED             950,699
Rosetta Resources       Com        777779307   2,622     92,000      SH          SOLE                 92,000
Rudolph Tech            Com        781270103     262     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   7,029    585,230      SH          DEFINED             585,230
Rush Enterprises        CLB        781846308   3,212    295,798      SH          SOLE                295,798
SAIA Inc.               Com        78709Y105     308     28,200      SH          SOLE                 28,200
Southern National Banc  Com        843395104     220     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103   1,547     42,704      SH          DEFINED              42,704
Suncor Energy           Com        867229106  21,446    369,000      SH          DEFINED             369,000
Tessera Technologies    Com        88164L100   4,584    280,000      SH          DEFINED             280,000
United America          CLA        90933T109  13,132    982,197      SH          DEFINED             982,197
Urstadt Biddle Pptys    CLA        917286205     403     27,500      SH          SOLE                 27,500
Watsco Inc.             Com        942622200  10,879    260,268      SH          DEFINED             260,268
Adaptec            Note .75 12/2   00651FAG3  16,426 16,826,000      PRN         DEFINED          16,826,000
Agere Sys          Note 6.5 12/1   00845VAA8  14,016 13,809,000      PRN         DEFINED          13,809,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   5,997  6,313,000      PRN         DEFINED           6,313,000
Fair Isaac         Note 1.5  8/1   303250AD6   7,434  7,500,000      PRN         DEFINED           7,500,000
Finisar            Note 5.25 10/1  31787AAC5   4,950  5,000,000      PRN         DEFINED           5,000,000
Kulicke & Soffa    Note  .5 11/3   501242AL5   5,832  6,028,000      PRN         DEFINED           6,028,000
Level 3 Communic   Note 6.0  9/1   52729NAG5  17,108 17,961,000      PRN         DEFINED          17,961,000
Level 3 Communic   Note 6.0  3/1   52729NAS9   2,328  2,503,000      PRN         SOLE              2,503,000
QLT                Note 3.0 9/1    746927AB8   4,839  4,900,000      PRN         DEFINED           4,900,000
Sepracor           Note     10/1   817315AW4   9,196 10,050,000      PRN         DEFINED          10,050,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   2,476  2,553,000      PRN         DEFINED           2,553,000
Veeco Instruments  Note 4.125 12/2 922417AB6     545    551,000      PRN         SOLE                551,000